Commitments, contingencies and guarantees - Maturity information on derivative contracts and standby letters of credit and other guarantees (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023
Derivative contracts [Member]
Guarantees [Line Items]
Carrying value	[1],[2]	¥ 11,286,872	¥ 8,983,145
Maximum potential payout /Notional	[1],[2]	613,663,415	514,420,432
Derivative contracts [Member] | Less than 1 year [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		137,188,347
Derivative contracts [Member] | 1 to 3 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		236,495,377
Derivative contracts [Member] | 3 to 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		53,281,097
Derivative contracts [Member] | More than 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		186,698,594
Standby letters of credit and other guarantees [Member]
Guarantees [Line Items]
Carrying value	[3]
Maximum potential payout /Notional	[3]	3,561,640	¥ 1,544,159
Standby letters of credit and other guarantees [Member] | Less than 1 year [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		3,517,487
Standby letters of credit and other guarantees [Member] | 1 to 3 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		24,321
Standby letters of credit and other guarantees [Member] | 3 to 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		16,976
Standby letters of credit and other guarantees [Member] | More than 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		¥ 2,856

[1]	Credit derivatives are disclosed in Note 3 “Derivative instruments and hedging activities” and are excluded from above.
[2]	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
[3]	Primarily related to a certain sponsored repo program where Nomura guarantees to a third party clearing house in relation to its clients’ payment obligations. Our credit exposures under this guarantee is minimized by obtaining collateral from clients at amount approximately the maximum potential payout under the guarantee.